Schedule of federal taxes or through reimbursement (Details) - PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Current	R$ 604,626
Non-current	1,737,111
2023	718,149
2024	687,602
2025	331,360
Total	R$ 2,341,737